PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Amounts Recognized in the Consolidated Balance Sheets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 98
Assets for Plan Benefits, Defined Benefit Plan	4,158
Non-current assets of discontinued operations	0	$ 18,724
Pension and other post-employment benefits - noncurrent	1,110	986
Non-current liabilities of discontinued operations	0	1,453
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	98	697
Assets for Plan Benefits, Defined Benefit Plan	225	165
Non-current assets of discontinued operations	5	6
Liability, Defined Benefit Plan, Current	(53)	(47)
Pension and other post-employment benefits - noncurrent	(1,079)	(966)
Non-current liabilities of discontinued operations	(235)	(185)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(1,137)	(1,027)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax	583	485
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	(47)	(47)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	$ 536	$ 438
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	0.84%	1.21%
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 3	$ 135
Assets for Plan Benefits, Defined Benefit Plan	0	0
Non-current assets of discontinued operations	0	0
Liability, Defined Benefit Plan, Current	(6)	(1)
Pension and other post-employment benefits - noncurrent	(31)	(20)
Non-current liabilities of discontinued operations	(3)	(1)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(40)	(22)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax	20	2
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	0	0
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	$ 20	$ 2
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.21%	3.10%